INVESTMENT COMPANY ADMINISTRATION, L.L.C.
                        2020 E. FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741


March 4, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:      Fremont Mutual Funds, Inc.
         Registration No. 33-23453 and File No. 811-5632
         Filing Pursuant to Rule 497 (j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for Fremont Mutual Funds, Inc. does not differ from that contained in Post-Effective Amendment No. 34 (the "Amendment") to the Fund's Registration Statement on Form N1-A. This Amendment was filed electronically on March 1, 1999, Accession No. 0001012709-99-000124.

Please give me a call if you have any questions at (626) 852-1033.

Very Truly Yours,

/s/ Robert M. Slotky

Robert M. Slotky


cc:      Julie Allecta, Esq.
         Tina Thomas